SHARE BASED COMPENSATION AND BENEFIT PLANS, Outstanding Stock Option Grants and Related Transactions (Details) - Stock Options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	138,506
Granted (in shares)	0
Exercised (in shares)	(17,317)
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding, ending balance (in shares)	121,189
Vested and expected to vest, period end (in shares)	121,189
Exercisable, period end (in shares)	121,189
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 4.62
Exercised (in dollars per share) | $ / shares	3.27
Outstanding, ending balance (in dollars per share) | $ / shares	4.81
Vested and expected to vest, period end (in dollars per share) | $ / shares	4.81
Exercisable, period end (in dollars per share) | $ / shares	$ 4.81
Weighted-Average Remaining Contractual Term [Abstract]
Outstanding, weighted-average remaining contractual term	2 years 1 month 6 days
Vested and expected to vest, weighted-average remaining contractual term	2 years 1 month 6 days
Exercisable, weighted-average remaining contractual term	2 years 1 month 6 days
Aggregate Intrinsic Value [Abstract]
Outstanding, aggregate intrinsic value | $	$ 1,658
Vested and expected to vest, aggregate intrinsic value | $	1,658
Exercisable, aggregate intrinsic value | $	$ 1,658